Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits
Security deposits paid by lessees	$ 1,145,008	$ 1,115,213	$ 1,089,771
Deferred overhaul rentals	811,482	754,175	718,472
Rents received in advance and Straight-line rents	454,699	453,837	272,205
Other customer deposits	203,490	201,756	227,189
Total	$ 2,614,679	$ 2,524,981	$ 2,307,637